Summary of Significant Accounting Policies (Details) - USD ($)			1 Months Ended	3 Months Ended	6 Months Ended			12 Months Ended
	Jan. 01, 2022	Jan. 02, 2021	Feb. 23, 2021	Jun. 30, 2022	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2021	Dec. 31, 2020	Jul. 19, 2021	Jun. 19, 2021	Mar. 31, 2021
Summary of Significant Accounting Policies (Details) [Line Items]
Common shares issues for outstanding warrants (in Shares)				1,047,623	1,047,623
Liquid instruments									90 days
Allowance for doubtful accounts							$ 400,000	$ 400,000	$ 400,000
Estimated useful life								3 years
Foreign currency transaction losses								$ 800,000	800,000
Contract liability	$ 7,800,000	$ 1,100,000
Advertising revenues								4,500,000
Expenses advertising costs								$ 65,416	$ 65,416
Expected dividend yield								0.00%	0.00%
Unrecognized tax benefits federal								3 years
Unrecognized tax benefits state								4 years
Vested warrants outstanding (in Shares)					754,833			754,833
Segment					1			1
Customer discounts							800,000		$ 800,000
Customer returns							200,000		200,000
Purchase of warrants (in Shares)				22,902,063	22,902,063					1,000,000
Impairment of Intangible Assets, Finite-Lived					$ 1,100,000
Finite-Lived Intangible Assets, Net				$ 94,665,000	94,665,000		437,000	$ 738,000	437,000
Amortization of Intangible Assets					851,000			738,000
Revenues					34,609,000	$ 25,263,000		$ 52,852,000	$ 37,166,000
Non-US [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Revenues					2,200,000	0
Media Content [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Finite-Lived Intangible Assets, Net				0	0	$ 0
Amortization of Intangible Assets					0
Minimum [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Payment terms		30 days
Maximum [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Payment terms		45 days
Three Customers [Member] | Accounts Receivable [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Concentrations of risks percentage								49.00%
Two Customer [Member] | Accounts Receivable [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Concentrations of risks percentage									45.00%
One Customers [Member] | Revenues [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Concentrations of risks percentage								12.00%	10.00%
B. Riley Principal 150 Merger Corp.[Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Investments held in trust account				172,761,267	$ 172,761,267			$ 172,516,200
Common stock shares sold (in Shares)								17,250,000
Class A common stock subject to possible redemption shares (in Shares)					8,937,353
Class A common stock subject to possible redemption share value				$ 49,068	$ 49,068							$ 8,888,285
Warrants issued (in Shares)					5,923,333			5,923,333
Common stock per share (in Dollars per share)								$ 11.5
Common shares issues for outstanding warrants (in Shares)				5,923,333	5,923,333			5,923,333
Federal Depository insurance coverage				$ 250,000	$ 250,000			$ 250,000
Expected dividend yield					0.00%			0.00%
Deferred offering costs							80,000		$ 80,000
Public offering costs							$ 485,257		$ 485,257
Deferred underwriting discount			$ 3,450,000
Public offering expense								$ 300,000
Note Payable balance			$ 40,000
Purchase of warrants (in Shares)											4,312,500
Basic and diluted earnings per share (in Dollars per share)							$ 0
Shares outstanding (in Shares)							4,312,500		4,312,500
B. Riley Principal 150 Merger Corp.[Member] | Public Warrants [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Warrants issued (in Shares)				5,750,000
Issuance of warrants (in Shares)								5,750,000
B. Riley Principal 150 Merger Corp.[Member] | Private Placement Warrants [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Warrants issued (in Shares)				173,333
Issuance of warrants (in Shares)								173,333
B. Riley Principal 150 Merger Corp.[Member] | Warrant [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Warrants issued (in Shares)			5,923,333
Issuance of warrants (in Shares)								5,923,333
B. Riley Principal 150 Merger Corp.[Member] | Public Offering [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Purchase of warrants (in Shares)								5,923,333
One Vendor [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Concentrations of risks percentage								17.00%	20.00%
One Vendor [Member] | Accounts Payable [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Concentrations of risks percentage								30.00%	23.00%
One Independent Contractor [Member] | Revenues [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Concentrations of risks percentage								22.00%	16.00%
Class A Common Stock | B. Riley Principal 150 Merger Corp.[Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Common stock shares sold (in Shares)					17,250,000
Common stock per share (in Dollars per share)			$ 11.5